Discontinued operation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Statement Of Income Of Discontinued Operations [Abstract]
Summary of statement of income of discontinued operation

	December 31, 2018 (Published)	Discontinued operation	December 31, 2018 (Restated)	December 31, 2017 (Published)	Discontinued operation	December 31, 2017 (Restated)
Gross profit	4,724,016	2,447	4,726,463	4,350,253	4,454	4,354,707
Selling, general and administrative expenses	(2,005,319)	10,545	(1,994,774)	(2,003,953)	11,790	(1,992,163)
Other income (expenses), net	738,151	9,131	747,282	877,599	12,176	889,775

Profit before equity in earnings of investees, finance results and taxes	3,456,848	22,123	3,478,971	3,223,899	28,420	3,252,319

Interest in earnings of associates	51,473	(6,407)	45,066	17,162	(6,368)	10,794
Interest in earnings of joint ventures	946,282	—	946,282	985,090	—	985,090

Equity in earnings of investees	997,755	(6,407)	991,348	1,002,252	(6,368)	995,884

Finance results, net	(1,610,936)	12,514	(1,598,422)	(2,751,499)	18,147	(2,733,352)

Profit before taxes	2,843,667	28,230	2,871,897	1,474,652	40,199	1,514,851

Income taxes	(760,487)	—	(760,487)	(428,355)	—	(428,355)

Profit from continuing operations	2,083,180	28,230	2,111,410	1,046,297	40,199	1,086,496
Loss from discontinued operation, net of tax	—	(28,230)	(28,230)	—	(40,199)	(40,199)

Profit for the year	2,083,180	—	2,083,180	1,046,297	—	1,046,297

Profit attributable to:
Owners of the Company	975,448	—	975,448	551,021	—	551,021
Non-controlling interests	1,107,732	—	1,107,732	495,276	—	495,276

	2,083,180	—	2,083,180	1,046,297	—	1,046,297

Summary of cash flow statement of discontinued operation

	December 31, 2018 (Published)	Discontinued operation	December 31, 2018 (Restated)	December 31, 2017 (Published)	Discontinued operation	December 31, 2017 (Restated)
Cash flows from operating activities
Profit before taxes	2,843,667	28,230	2,871,897	1,474,652	40,199	1,514,851

Adjustments for:
Depreciation and amortization	2,061,344	(9,520)	2,051,824	1,938,393	(9,970)	1,928,423
Interest in earnings of associates and joint ventures	(997,755)	6,407	(991,348)	(1,002,252)	6,368	(995,884)
Indexation charges, interest and exchange, net	1,819,710	(12,673)	1,807,037	2,861,772	(16,372)	2,845,400
Provisions for employee benefits	184,859	(631)	184,228	166,298	(2,193)	164,105
Other	(686,644)	2,089	(684,555)	(583,889)	126	(583,763)

	5,225,181	13,902	5,239,083	4,854,974	18,158	4,873,132
Changes in:
Trade receivables	(172,743)	25,833	(146,910)	(252,079)	(338)	(252,417)
Inventories	(8,784)	(3,175)	(11,959)	(40,224)	(440)	(40,664)
Current tax, net	(639,112)	3,234	(635,878)	(338,192)	112,223	(225,969)
Related parties, net	(54,871)	(2,497)	(57,368)	(1,215)	(493)	(1,708)
Trade payables	381,849	(10,795)	371,054	174,248	1,736	175,984
Employee benefits	(160,740)	2,289	(158,451)	(121,540)	1,822	(119,718)
Discontinued operation	—	(22,585)	(22,585)	—	(23,790)	(23,790)
Other assets and liabilities, net	807,148	(6,206)	800,942	(187,871)	(108,878)	(296,749)

	152,747	(13,902)	138,845	(766,873)	(18,158)	(785,031)

Net cash generated by operating activities	5,377,928	—	5,377,928	4,088,101	—	4,088,101

Sales (purchases) marketable securities	(148,306)	(945)	(149,251)	(2,331,232)	2,189	(2,329,043)
Acquisition of property, plant and equipment, intangible assets, right-of-use assets and contract assets	(2,628,241)	87	(2,628,154)	(2,457,458)	392	(2,457,066)
Net cash from sale of discontinued operations	—	858	858	—	(3,270)	(3,270)
Other	1,277,778	—	1,277,778	1,211,328	689	1,212,017

Net cash used in investing activities	—	—	—	—	—	—

Loans, borrowings and debentures raised	3,739,239	(53,949)	3,685,290	6,248,712	(143,380)	6,105,332
Repayment of principal on loans, borrowings and debentures	(5,320,865)	19,444	(5,301,421)	(3,839,633)	137,672	(3,701,961)
Payment of interest on loans, borrowings and debentures	(1,465,653)	10,941	(1,454,712)	(1,602,034)	10,485	(1,591,549)
Derivative financial instruments, net	287,286	(439)	286,847	(274,701)	2,105	(272,596)
Discontinued operation	—	24,003	24,003	—	32,161	32,161
Other	(2,346,416)	—	(2,346,416)	(1,098,092)	(39,043)	(1,137,135)

Cash flow from financing activities	(5,106,409)	—	(5,106,409)	(565,748)	—	(565,748)

Increase (decrease) in cash and cash equivalents	(1,227,250)	—	(1,227,250)	(55,009)	—	(55,009)

Cash and cash equivalents at beginning of year	4,555,177	—	4,555,177	4,499,588	—	4,499,588
Effect of exchange rate fluctuations on cash held	293,870	—	293,870	110,598	—	110,598

Cash and cash equivalents at end of year	3,621,797	—	3,621,797	4,555,177	—	4,555,177